Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		¥ 365,267	$ 51,309	¥ 288,369
Cost of revenue		(357,266)	(50,185)	(274,901)
Gross profit		8,001	1,124	13,468
Total operating costs and expenses:
Selling and marketing expenses		(9,915)	(1,393)	(11,199)	(24)
General and administrative expenses		(32,472)	(4,561)	(16,091)	(23,467)
Research and development expenses				(24)	(46)
Goodwill impairment loss		(685,957)	(96,356)	(574,978)
Total operating expenses		(728,344)	(102,310)	(602,292)	(23,537)
Loss from continuing operations		(720,343)	(101,186)	(588,824)	(23,537)
Interest expense, net		(27,525)	(3,867)	(26,105)	(1,565)
Other income (expense), net		(500)	(70)	2,311
Total Other Expense		(28,025)	(3,937)	(23,794)	(1,565)
Loss from continuing operations before income taxes		(748,368)	(105,123)	(612,618)	(25,102)
Income tax expense		(46)	(6)	(548)
Net loss from continuing operations		(748,414)	(105,129)	(613,166)	(25,102)
Gain from discontinued operations, net of applicable income taxes				388,491
Loss from discontinued operations				(2,146)	(46,211)
Net (loss) income from discontinuing operations				386,345	(46,211)
Net loss attributable to XChange TEC.INC’s ordinary shareholders		(748,414)	(105,129)	(226,821)	(71,313)
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders		(748,414)	(105,129)	(613,166)	(25,102)
Net loss (income) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders				¥ 386,345	¥ (46,211)
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	50,254,250,124	50,254,250,124	238,246,158	28,050,733
Weighted average number of ordinary shares used in computing net loss per share— Diluted (in Shares)	[1]	50,254,250,124	50,254,250,124	238,246,158	28,050,733
Net losses per share attributable to ordinary shareholders of XChange TEC.INC —Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net losses per share attributable to ordinary shareholders of XChange TEC.INC — Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC —Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC —Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net losses (earning) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC —Basic (in Dollars per share and Yuan Renminbi per share) | (per share)				0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC —Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)				¥ 0	¥ 0
Net loss		¥ (748,414)	$ (105,129)	¥ (226,821)	¥ (71,313)
Other comprehensive (expenses) income, net of tax of nil:
Foreign currency translation adjustments		(22,077)	(3,101)	99,728	(4,031)
Comprehensive loss attributable to XChange TEC.INC’s ordinary shareholders		¥ (770,491)	$ (108,230)	¥ (127,093)	¥ (75,344)

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023, a share subdivision at a ratio of one-for-hundred thousandth (100,000) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025 (Note 1).